Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014
Dan Sabia [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT	$ 38,531
Purchase price adjustments	2,655
Total purchase consideration	41,186
Vessels and equipment	103,389
Dan Cisne [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT		$ 8,836
Purchase price adjustments		(2,606)
Seller's credit		12,000
Total purchase consideration		18,230
Vessels and equipment		103,400
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT			$ 113,306
Purchase price adjustments			987
Total purchase consideration			114,293
Vessels and equipment			335,000
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment			166,000
Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment			169,000
Dry Docking [Member] | Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment			2,042
Dry Docking [Member] | Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment			$ 2,166
Vessel Acquired [Member] | Dry Docking [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase price adjustments	$ 389
Vessel Acquired [Member] | Dry Docking [Member] | Dan Cisne [Member]
Business Acquisition [Line Items]
Purchase price adjustments		$ 400